Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Issued Share Capital and Reserves Attributable to Shareholders

	Note	2017	2016	2015
Share capital – par value	32.1	322	319	328
Share premium	32.2	7,731	7,873	8,059
Total share capital		8,053	8,193	8,387
Retained earnings		9,699	7,609	8,100
Treasury shares	32.3	(325)	(190)	(269)
Total retained earnings		9,374	7,419	7,832
Revaluation reserves	32.4	4,920	5,381	6,471
Remeasurement of defined benefit plans	32.5	(1,669)	(1,820)	(1,532)
Other reserves	32.6	(390)	1,347	1,283
Total shareholders’ equity		20,288	20,520	22,441

Summary of Share Capital - Par Value

Share capital – par value

	2017	2016	2015
Common shares	251	249	258
Common shares B	70	70	70
At December 31	322	319	328

Common shares	2017	2016	2015
Authorized share capital	720	720	720
Number of authorized shares (in million)	6,000	6,000	6,000
Par value in cents per share	12	12	12

Common shares B	2017	2016	2015
Authorized share capital	360	360	360
Number of authorized shares (in million)	3,000	3,000	3,000
Par value in cents per share	12	12	12

	Common shares		Common shares B
	Number of shares		Number of shares
	(thousands)	Total amount	(thousands)	Total amount
At January 1, 2015	2,145,948	258	581,326	70
Shares issued	-	-	3,696	-
Dividend	1,089	-	-	-
At December 31, 2015	2,147,037	258	585,022	70
Dividend	10,629	1	-	-
Shares withdrawn	(83,117)	(10)	-	-
At December 31, 2016	2,074,549	249	585,022	70
Dividend	21,099	3	-	-
At December 31, 2017	2,095,648	251	585,022	70

	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thou- sands)
2015	2,146,261	583,608
2016	2,129,074	585,022
2017	2,080,792	585,022

Summary of Share Premium
	2017		2016		2015
At January 1		7,873		8,059		8,270
Share dividend		(142)		(186)		(211)
At December 31		7,731		7,873		8,059

Share premium relating to:
- Common shares		6,078		6,220		6,406
- Common shares B		1,653		1,653		1,653
Total share premium		7,731		7,873		8,059

Summary of Movement of Number of Treasury Common Shares

Movements in the number of treasury common shares of Aegon N.V. were as follows:

	2017		2016		2015
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	47,473	178	42,998	257	49,537	306

Transactions in 2017:
Sale: transactions, average price EUR 3.44	(4,085)	(14)
Sale: 1 transaction, average price EUR 3.68	(26,916)	(99)
Sale: 1 transaction, average price EUR 3.77	(3,849)	(14)
Purchase: 1 transaction, average price EUR 5.09	51,865	263

Transactions in 2016:
Purchase: transactions, average price EUR 4.81			83,117	400
Sale: transactions, price average EUR 6.49			(6,153)	(40)
Sale: 1 transaction, price EUR 6.38			(20,137)	(129)
Purchase: transactions, average price EUR 3.51			29,259	103
Sale: 1 transaction, price EUR 5.11			(29,259)	(150)
Shares withdrawn: 1 transaction, price EUR 4.60			(83,117)	(382)
Purchase: transactions, average price EUR 3.84			30,765	118

Transactions in 2015:
Sale: 1 transaction, price EUR 7.24					(7,628)	(47)
Sale: 1 transaction, price EUR 6.62					(16,280)	(93)
Purchase: transactions, average price EUR 6.63					16,280	108
Sale: 1 transaction, price EUR 5.40					(19,047)	(123)
Purchase: transactions, average price EUR 5.28					20,137	106

At December 31	64,488	314	47,473	178	42,998	257

Movements in the number of treasury common shares B of Aegon N.V. were as follows:

	2017		2016		2015
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	17,325	2	-	-	-	-

Transactions in 2017:
Sale: 1 transaction, average price EUR 0.11	(1,979)	-
Sale: 1 transaction, average price EUR 0.11	(13,043)	(1)
Purchase: 1 transaction, average price EUR 0.13	13,043	2

Transactions in 2016:
Purchase: transactions, average price EUR 0.11			17,325	2

Transactions in 2015:
-	-	-	-	-	-	-

At December 31	15,346	2	17,325	2	-	-

Summary of Treasury Shares

	2017		2016		2015
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
Common shares
Held by Aegon N.V.	64,488	314	47,473	178	42,998	257
Held by subsidiaries	1,162	9	1,307	10	1,534	12

Common shares B
Held by Aegon N.V.	15,346	2	17,325	2	-	-
At December 31	80,996	325	66,105	190	44,532	269

Summary of Weighted Average Number of Treasury Shares
	Weighted average number of treasury shares, including treasury shares held by subsidiaries (thousands)		Weighted average number of treasury shares B (thousands)
2015		45,097		-
2016		81,570		9,893
2017		38,490		9,841

Summary of Revaluation Reserves

Revaluation reserves

	Available-for-sale investments	Real estate held for own use	Cash flow hedging reserve	Total
At January 1, 2017	3,418	59	1,904	5,381
Gross revaluation	1,310	8	(115)	1,203
Net (gains) / losses transferred to income statement	(1,330)	-	(738)	(2,069)
Foreign currency translation differences	(228)	(8)	(216)	(452)
Tax effect	308	9	567	883
Other	(28)	-	1	(27)
At December 31, 2017	3,450	68	1,402	4,920

At January 1, 2016	4,546	52	1,873	6,471
Gross revaluation	857	8	(131)	733
Net (gains) / losses transferred to income statement	(2,122)	-	78	(2,044)
Foreign currency translation differences	(101)	2	61	(38)
Tax effect	240	(3)	24	262
Other	(2)	-	-	(2)
At December 31, 2016	3,418	59	1,904	5,381

At January 1, 2015	6,741	42	1,525	8,308
Gross revaluation	(2,479)	8	278	(2,193)
Net (gains) / losses transferred to income statement	(485)	-	(13)	(498)
Disposal of a business	(468)	-	-	(468)
Foreign currency translation differences	307	5	181	492
Tax effect	934	(2)	(98)	833
Other	(3)	-	-	(3)
At December 31, 2015	4,546	52	1,873	6,471

Summary of Revaluation Reserve for Available-for-sale Investments

The closing balances of the revaluation reserve for available-for-sale investments relate to the following instruments:

	2017	2016	2015
Shares	40	130	139
Debt securities	3,423	3,245	4,354
Other	(14)	43	53
Revaluation reserve for available-for-sale investments	3,450	3,418	4,546

Summary of Remeasurement of Defined Benefit Plans

Remeasurement of defined benefit plans

	2017	2016	2015
At January 1	(1,820)	(1,532)	(1,611)
Remeasurements of defined benefit plans	224	(392)	234
Tax effect	(175)	89	(75)
Net exchange differences	102	16	(86)
Disposal of a business	-	-	6
Total remeasurement of defined benefit plans	(1,669)	(1,820)	(1,532)

Summary of Other Reserves

Other reserves

	Foreign currency translation reserve	Net foreign investment hedging reserve	Equity movements of joint ventures and associates	Total
At January 1, 2017	1,734	(418)	31	1,347
Movement in foreign currency translation and net foreign investment hedging reserves	(1,929)	129	-	(1,800)
Disposal of a business	7	-	-	7
Tax effect	108	(32)	-	76
Equity movements of joint ventures	-	-	(15)	(15)
Equity movements of associates	-	-	(5)	(5)
At December 31, 2017	(80)	(321)	11	(390)

At January 1, 2016	1,731	(467)	19	1,283
Movement in foreign currency translation and net foreign investment hedging reserves	25	65	-	91
Tax effect	(22)	(17)	-	(39)
Equity movements of joint ventures	-	-	9	9
Equity movements of associates	-	-	3	3
At December 31, 2016	1,734	(418)	31	1,347

At January 1, 2015	268	(382)	27	(86)
Movement in foreign currency translation and net foreign investment hedging reserves	1,687	(181)	-	1,505
Disposal of a business	(127)	51	-	(76)
Tax effect	(98)	45	-	(52)
Equity movements of joint ventures	-	-	(8)	(8)
Equity movements of associates	-	-	(1)	(1)
At December 31, 2015	1,731	(467)	19	1,283

Aegon N.V [member]
Summary of Shareholders' Equity
	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO
At January 1, 2017	319	7,873	5,450	(1,820)	1,316	1,169	5,966	(190)	437	20,520

Net income 2016 retained	-	-	-	-	-	-	437	-	(437)	-
Net income 2017	-	-	-	-	-	-	-	-	2,469	2,469
Total net income / (loss)	-	-	-	-	-	-	437	-	2,032	2,469

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	102	(1,717)	-	-	-	-	(1,615)
Changes in revaluation subsidiaries	-	-	(461)	-	-	-	-	-	-	(461)
Remeasurement of defined benefit plans of group companies	-	-	-	49	-	-	-	-	-	49
Transfer to legal reserve	-	-	28	-	-	(47)	(1)	-	-	(20)
Other	-	-	-	-	-	-	12	-	-	12
Other comprehensive income / (loss)	-	-	(433)	151	(1,717)	(47)	11	-	-	(2,035)

Shares issued	3	-	-	-	-	-	-	-	-	3
Dividend common shares	-	(142)	-	-	-	-	(296)	-	-	(438)
Dividend withholding tax reduction	-	-	-	-	-	-	2	-	-	2
Treasury shares	-	-	-	-	-	-	30	(136)	-	(106)
Coupons and premium on convertible core capital securities and coupon on perpetual securities, net of tax	-	-	-	-	-	-	(131)	-	-	(131)
Repurchased and sold own shares	-	-	-	-	-	-	4	-	-	4
At December 31, 2017	322	7,731	5,017	(1,669)	(401)	1,122	6,022	(325)	2,469	20,288

	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO	LOGO
At January 1, 2016	328	8,059	6,551	(1,532)	1,264	1,048	7,423	(269)	(432)	22,440

Net income 2015 retained	-	-	-	-	-	-	(432)	-	432	-
Net income 2016	-	-	-	-	-	-	-	-	437	437
Total net income / (loss)	-	-	-	-	-	-	(432)	-	869	437

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	16	52	-	-	-	-	68
Changes in revaluation subsidiaries	-	-	(1,090)	-	-	-	-	-	-	(1,090)
Remeasurement of defined benefit plans of group companies	-	-	-	(304)	-	-	-	-	-	(304)
Transfer to legal reserve	-	-	(11)	-	-	121	(97)	-	-	13
Other	-	-	-	-	-	-	(2)	-	-	(2)
Other comprehensive income / (loss)	-	-	(1,101)	(288)	52	121	(99)	-	-	(1,316)

Shares issued	1	-	-	-	-	-	-	-	-	1
Shares withdrawn	(10)	-	-	-	-	-	(372)	-	-	(382)
Dividend common shares	-	(186)	-	-	-	-	(304)	-	-	(490)
Dividend withholding tax reduction	-	-	-	-	-	-	(2)	-	-	(2)
Treasury shares	-	-	-	-	-	-	(106)	79	-	(27)
Coupons and premium on convertible core capital securities and coupon on perpetual securities, net of tax	-	-	-	-	-	-	(133)	-	-	(133)
Repurchased and sold own shares	-	-	-	-	-	-	(9)	-	-	(9)
At December 31, 2016	319	7,873	5,450	(1,820)	1,316	1,169	5,966	(190)	437	20,520

Summary of Treasury Stock

As part of their insurance and investment operations, subsidiaries within the Group also hold Aegon N.V. common shares, both for their own account and for account of policyholders. These shares have been treated as treasury shares and are included at their consideration paid or received.

	2017		2016
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
Common shares
Held by Aegon N.V.	64,488	314	47,473	178
Held by subsidiaries	1,163	9	1,307	10

Common shares B
Held by Aegon N.V.	15,346	2	17,325	2
At December 31	80,996	325	66,105	190

Aegon N.V [member] | Common Share [member]
Summary of Movement of Number of Treasury Common Shares

Movements in the number of treasury common shares of Aegon N.V. were as follows:

	2017		2016
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	47,473	178	42,998	257

Transactions in 2017:
Sale: transactions, average price EUR 3.44	(4,085)	(14)
Sale: 1 transaction, average price EUR 3.68	(26,916)	(99)
Sale: 1 transaction, average price EUR 3.77	(3,849)	(14)
Purchase: 1 transaction, average price EUR 5.09	51,865	263

Transactions in 2016:
Purchase: transactions, average price EUR 4.81			83,117	400
Sale: transactions, price average EUR 6.49			(6,153)	(40)
Sale: 1 transaction, price EUR 6.38			(20,137)	(129)
Purchase: transactions, average price EUR 3.51			29,259	103
Sale: 1 transaction, price EUR 5.11			(29,259)	(150)
Shares withdrawn: 1 transaction, price EUR 4.60			(83,117)	(382)
Purchase: transactions, average price EUR 3.84			30,765	118
At December 31	64,488	314	47,473	178

Aegon N.V [member] | Common Share B [member]
Summary of Movement of Number of Treasury Common Shares

Movements in the number of treasury common shares B of Aegon N.V. were as follows:

	2017		2016
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	17,325	2	-	-

Transactions in 2017:
Sale: transaction, average price EUR 0.11	(1,979)	-
Sale: transaction, average price EUR 0.11	(13,043)	(1)
Purchase: transaction, average price EUR 0.13	13,043	2

Transactions in 2016:
Purchase: transactions, average price EUR 0.11			17,325	2
At December 31	15,346	2	17,325	2